BORROWINGS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
BORROWINGS AND NOTES PAYABLE
NOTE 15 –BORROWINGS AND NOTES PAYABLE

(1)	Borrowings and Notes Payable

The Group's long term debt as of December 31, 2019 consists of borrowings from leading Israeli commercial banks and notes payable. The Group may, at its discretion, execute an early repayment of the borrowings, subject to certain conditions, including that the Group shall reimburse the lender for losses sustained by it as a result of the early repayment. The reimbursement is mainly based on the difference between the interest rate that the Group would otherwise pay and the current market interest rate on the early repayment date.

The notes payable are unsecured, non-convertible and listed for trade on the TASE.
The notes payable have been rated ilA+, on a local scale, by Standard & Poor’s Maalot.

Composition as of December 31, 2019:

Annual interest rate
Notes payable series D	'Makam'(*) plus 1.2%
Notes payable series F (**)	2.16% fixed
Notes payable series G (***)	4% fixed
Borrowing P (received in 2017)	2.38% fixed
Borrowing Q (received in 2017)	2.5% fixed

(*)      'Makam' is a variable interest that is based on the yield of 12 month government bonds issued by the Government of Israel. The interest is updated on a quarterly basis.

The interest rates paid (in annual terms, and including the additional interest of 1.2%) for the period from October 1, 2019 to December 30, 2019 was 1.398%.

 (**)   See also note 15 (2) and 15 (4).
 (***) See also note 15 (2) and 15 (5).

See note 6(a)(4) as to the balances and maturities of the borrowings and the notes payable.
See note 6(c) as to the fair value of the borrowings and the notes payable.
See note 15(6) regarding financial covenants.

As of December 31, 2019, PHI has a short term credit facility with a leading Israeli commercial bank in the amount of NIS 100 million. The Group's share in this facility is 50%. The facility is restricted for use by PHI only. As of December 31, 2019 no funds were drawn from this facility.

The following table details the changes in financial liabilities, including cash flows from financing activities:

		Movements in 2019
			Non cash movements
	As at December 31, 2018	Cash flows used in financing activities, net	Share in PHI's accounts included as at Jan. 1, 2019	Adoption of IFRS 16 as at Jan. 1, 2019	CPI adjustments and other	Against lease ROU asset	As at December 31, 2019
Current borrowings		(13)	13
Non-current borrowings, including current maturities	243	(52)					191
Notes payable, including current maturities	1,123	453			13		1,589
Financial liability at fair value		37			(9)		28
Interest payable	*	(37)			45		8
Lease liability		(159)		683	20	73	617
	1,366	229	13	683	69	73	2,433

		Movement in 2018
	As at December 31, 2017	Cash flows used in financing activities, net	Non cash movements	As at December 31, 2018
			CPI adjustments and other finance costs
	New Israeli Shekels in millions
Non-current borrowings, including current maturities	625	(382)		243
Notes payable, including current maturities	1,298	(174)	(1)	1,123
Interest payable	21	(69)	48	*
	1,944	(625)	47	1,366

* Representing an amount of less than NIS 1 million.

(2)	Notes payable issuance

In December 2018, following an agreement from September 2017 with certain Israeli institutional investors, the Company expanded Series F Notes in a principal amount of NIS 150 million under the same conditions of the original series.

In January 2019, the Company issued a new Series G Notes, in a principal amount of NIS 225 million, payable as follows: 4 annual installments of NIS 22.5 million each, payable in June of each of the years 2022 through 2025, NIS 45 million payable in June 2026 and NIS 90 million payable in June 2027. The principal bears fixed annual interest of 4%, payable annually on June 25 of each year.

Regarding exercise of option warrants which are exercisable for Series G Notes see note 15 (5).

(3)	Borrowings early repayments

In March 2018 the Company early repaid borrowings O and L in a total principal amount of NIS 300 million. In addition, the Company early repaid borrowing K in June 2018, in a principal amount of NIS 75 million.

The early repayments resulted in additional finance costs of NIS 18 million recorded in December 2017 and NIS 9 million recorded in March 2018.

(4)	Notes payable issuance commitments

In December 2017, the Company entered into an agreement with certain Israeli institutional investors, according to which the Company undertook to issue to the institutional investors, and the institutional investors undertook to purchase from the Company, in the framework of a private placement, in an aggregate principal amount of NIS 126.75 million of additional Series F Notes in December 2019.

In January 2018, the Company entered into an agreement with certain Israeli institutional investors, according to which the Company undertook to issue to the institutional investors, and the institutional investors undertook to purchase from the Company, in the framework of a private placement, in an aggregate principal amount of NIS 100 million of additional Series F Notes in December 2019.

In December 2019, the Company issued the aforementioned additional Series F Notes in a principal amount of NIS 226.75 million.

(5)	Private placement of option warrants

In April 2019, the Company issued in a private placement two series of untradeable option warrants that are exercisable for the Company's Series G Notes. The exercise period of the first series is between July 1, 2019 and May 31, 2020 and of the second series is between July 1, 2020 and May 31, 2021. The exercise price is NIS 88 for each Series G notes principal amount of NIS 100. The Series G Notes that will be allotted upon the exercise of an option warrant will be identical in all their rights to the Company's Series G Notes immediately upon their allotment, and will be entitled to any payment of interest or other benefit, the effective date of which is due after the allotment date. The Notes that will be allotted as a result of the exercise of option warrants will be registered on the TASE. The total amount received by the Company on the allotment date of the option warrants was NIS 37 million.

In July 2019, following partial exercise of option warrants from the first series, the Company issued Series G Notes in a principal amount of NIS 38.5 million.

In November 2019, following partial exercise of option warrants from the first series, the Company issued Series G Notes in a principal amount of NIS 86.5 million.

In February 2020, following partial exercise of option warrants from the first series, the Company issued Series G Notes in a principal amount of NIS 15.1 million.

The total remaining consideration expected to be received (after the exercises described above), excluding consideration received for the allotment of the options, in respect of full exercise (and assuming that there will be no change to the exercise price) is approximately NIS 163 million.

(6)	Financial covenants

Regarding Series F Notes, Series G Notes and borrowings P and Q, the Company is required to comply with a financial covenant that the ratio of Net Debt to Adjusted EBITDA shall not exceed 5. Compliance will be examined and reported on a quarterly basis. For the purpose of the covenant, Adjusted EBITDA is calculated as the sum total for the last 12 month period, excluding adjustable one-time items. As of December 31, 2019, the ratio of Net Debt to Adjusted EBITDA was 1.1.

Additional stipulations mainly include:

Shareholders' equity shall not decrease below NIS 400 million and no dividends will be declared if shareholders' equity will be below NIS 650 million regarding Series F notes and borrowing P. Shareholders' equity shall not decrease below NIS 600 million and no dividends will be declared if shareholders' equity will be below NIS 750 million regarding Series G notes. The Company shall not create floating liens subject to certain terms. The Company has the right for early redemption under certain conditions. With respect to notes payable series F and series G: the Company shall pay additional annual interest of 0.5% in the case of a two-notch downgrade in the Notes rating and an additional annual interest of 0.25% for each further single-notch downgrade, up to a maximum additional interest of 1%; the Company shall pay additional annual interest of 0.25% during a period in which there is a breach of the financial covenant; debt rating will not decrease below BBB- for a certain period. In any case, the total maximum additional interest for Series F and G, shall not exceed 1.25% or 1%, respectively.

The Group was in compliance with the financial covenant and the additional stipulations for the year 2019.